Debt - Schedule of Company's Outstanding Long-Term Debt (Detail) (Parentheticals) - Bank 5 [Member] - Prime Rate [Member] - LGM Enterprises LLC [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023
Debt Instrument [Line Items]
Debt instrument variable interest rate spread	275.00%	275.00%	275.00%
Long term debt bearing variable interest rate percentage		6.00%	6.00%	6.00%